Earnings per Share	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per Share

Note 16. Earnings per Share

	2023	2022	2021

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(142,521,085)	(92,817,371)	(45,344,496)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	442,637,406	351,560,198	320,432,814
Effect of dilution:
Share options		—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	442,637,406	351,560,198	320,432,814
Loss per share (basic and diluted in cents)	(32.20)	(26.40)	(14.15)

On August 24 and 28, 2023 the company announced a capital raising which has involved 195,647,457 ordinary shares and options that represent potential ordinary shares of 97,823,728 that would significantly change the number of ordinary shares or potential ordinary shares outstanding between the reporting date and the date of completion of this financial report. There is no impact on the current basic and diluted earnings per share.

Diluted earnings per share is calculated as net loss divided by the weighted average number of ordinary shares and dilutive potential ordinary shares. Options granted under the Long Term Incentive (LTIP) and Non‑Executive Director Share and Option (NED Plan) plans would generally be included in the calculation due to the conditions of the issuance being satisfied. As the Group is in a loss position, the options are anti‑dilutive and, accordingly, the basic loss per share is the same as the diluted loss per share.

A total number of 25,450,000 options/rights outstanding June 30, 2023 and 1,505,000 ADS options were anti‑dilutive and were therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share. These options related to the following option plans.

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared or recommended during or since the end of the financial year by the Company.

Options	2023	2022	2021
NED Plan	16,500,000	14,000,000	10,000,000
LTIP	6,050,000	7,388,000	6,644,000
	22,550,000	21,388,000	16,644,000

	2023	2022	2021
Performance Rights
NED Plan	650,000	—	—
LTIP	2,250,000	1,600,000	—
	2,900,000	1,600,000	—

	2023	2022	2021
ADS Options
NED Plan		—	—
LTIP	1,505,000	925,000	—
	1,505,000	925,000	—

As of June 30, 2023, 10,842,234 outstanding options and rights were exercisable as of that date (2022: 12,857,589 2021: 11,394,000). As at June 30, 2023 250,000 outstanding ADS options were exercisable as of that date (2022: nil, 2021: nil).